Short-Term and Long-Term Debt (Schedule Of Debt) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Current maturities of long-term debt	$ 500		$ 500	$ 300
Total short-term debt	500		500	300
Term loans	995		995	995
Total long-term debt	$ 5,955		$ 5,955	6,325
Fixed rate, swap	5.00%		5.00%
Debt repurchase option, Repayment as percent of principal			100.00%
Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 4,368		$ 4,368	4,568
Capital Securities [Member]
Debt Instrument [Line Items]
Capital securities	218		218	218
Long-term Debt [Member]
Debt Instrument [Line Items]
Unamortized premiums (discounts)	(6)		(6)	(6)
Unamortized debt issuance costs	(34)		(34)	(35)
Unamortized adjustments from discontinued hedges	341		341	356
Fair value hedge on interest rate swap agreements	(177)		(177)	(21)
Total long-term debt	$ 5,955		$ 5,955	6,325
4.00% notes, due 2023 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes				500
Interest rate	4.00%		4.00%
3.35% notes, due 2025 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 300		$ 300	300
Interest rate	3.35%		3.35%
3.625% notes, due 2026 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 400		$ 400	400
Interest rate	3.625%		3.625%
3.80% notes, due 2028 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 500		$ 500	500
Interest rate	3.80%		3.80%
3.05% notes, due 2030 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 500		$ 500	500
Interest rate	3.05%		3.05%
3.40% notes, due 2031 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 500		$ 500	500
Interest rate	3.40%		3.40%
3.40% notes, due 2032 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 300		$ 300
Interest rate	3.40%		3.40%
6.15% notes, due 2036 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 243		$ 243	243
Interest rate	6.15%		6.15%
6.30% notes, due 2037 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 375		$ 375	375
Interest rate	6.30%		6.30%
7.00% notes, due 2040 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 500		$ 500	500
Interest rate	7.00%		7.00%
4.35% notes, due 2048 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 450		$ 450	450
Interest rate	4.35%		4.35%
4.375% notes, due 2050 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 300		$ 300	300
Interest rate	4.375%		4.375%
LIBOR + 87.5 bps loan, due 2024 [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Term loans	$ 250		$ 250	250
Variable rate	112.50%	87.50%	20.24%
7.00%, due 2066 [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Term loans	$ 562		$ 562	562
Variable rate			2.36%
7.00%, due 2066 [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Capital securities	160		$ 160	160
Variable rate			2.36%
6.05%, due 2067 [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Term loans	433		$ 433	433
Variable rate			2.04%
6.05%, due 2067 [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Capital securities	$ 58		$ 58	$ 58
Variable rate			2.04%